ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of asset retirement obligations [Abstract]
Schedule of Asset Retirement Obligations

The following table describes the changes to the Group's asset retirement obligation liability:

	Amount	Amount
	CNY	US$

At January 1, 2016	4,967	763
Accretion expenses	311	48
Exchange adjustment	24	4
At December 31, 2016	5,302	815
Accretion expenses	60	9
Disposal of subsidiaries (Note 3)	(5,338)	(820)
Exchange adjustment	(24)	(4)
At December 31, 2017	—	—